IMPAIRMENT REVIEW (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
IMPAIRMENT REVIEW
Total impairment loss	₽ (489)	₽ 10	₽ (2,023)
Gambit
IMPAIRMENT REVIEW
Goodwill	207
Total impairment loss	207
MTS Auto
IMPAIRMENT REVIEW
Goodwill	282
Total impairment loss	₽ 282
MTS Entertainment
IMPAIRMENT REVIEW
Goodwill		1,281
Total impairment loss		₽ 1,281
Capital expenditure as a percentage of revenue	10.00%	3.00%
Terminal growth rate (as a percentage)	1.50%	1.50%
Discount rate applied to cash flow projections (as a percentage)	20.40%	13.10%
Russia Convergent
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	22.00%	18.00%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	16.90%	10.10%
Armenia
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	22.00%	22.00%
Terminal growth rate (as a percentage)	0.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	12.30%	11.20%
MGTS Commercial
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	19.00%	16.00%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	17.30%	12.70%
MGTS Service
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	15.00%	16.00%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	16.50%	9.90%
MTS Turkmenistan
IMPAIRMENT REVIEW
Property, plant and equipment		₽ (10)	(66)
Reversal of impairment loss recognised in profit or loss		(10)	(66)
Turkmenistan
IMPAIRMENT REVIEW
Reversal of impairment loss recognised in profit or loss		₽ (10)	(66)
Entertainment
IMPAIRMENT REVIEW
Goodwill			1,281
Recoverable amount				₽ 2,658
Cloud
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	61.00%	17.00%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	18.80%	13.60%
Kinopolis
IMPAIRMENT REVIEW
Investment property			807
Total impairment loss			₽ 807
Minimum | MTS Entertainment
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	2.10%	4.80%
Minimum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	37.50%	41.30%
Minimum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	50.60%	53.50%
Minimum | MGTS Commercial
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	50.60%	59.90%
Minimum | MGTS Service
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	31.40%	42.50%
Minimum | Cloud
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	39.80%	37.70%
Maximum | MTS Entertainment
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	11.90%	12.00%
Maximum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	37.90%	46.90%
Maximum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	54.20%	60.30%
Maximum | MGTS Commercial
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	54.20%	63.00%
Maximum | MGTS Service
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	33.90%	51.80%
Maximum | Cloud
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	59.10%	67.30%